Schedule of Investments (unaudited)
June 30, 2025
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD	962	$ 966,384
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		705	714,155
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		1,077	1,083,762
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		294	299,527
Series 2024-2, Class A3, 5.61%, 04/20/28(a)		8,007	8,160,838
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		378	385,803
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,345,193
Series 2024-2, Class A, 5.24%, 04/15/31(a)		5,015	5,178,206
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,821,800
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	635,304
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		96	84,445
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 08/25/28(a)		794	794,987
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)		4,901	4,984,893
Total Asset-Backed Securities — 2.2% (Cost: $27,980,571)			28,455,297
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.0%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)		945	903,666
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.49%, 09/15/34(a)(b)		3,928	3,891,175
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.72%, 05/15/53(a)(b)		400	370,206
ARES Commercial Mortgage Trust, Series 2024- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 07/15/41(a)(b)		2,220	2,223,469
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 04/15/42(a)(b)		1,070	1,071,335
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		550	560,823
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.66%, 08/15/39(a)(b)		600	602,994
BANK
Series 2018-BN11, Class B, 4.48%, 03/15/61(b)		1,769	1,706,095
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,404,718
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 03/15/37(a)(b)		795	751,401
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	980,594
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 11/15/41(a)(b)		560	560,700
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 08/15/26(a)(b)		2,012	2,011,584
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.85%, 06/15/42(a)(b)		1,537	1,537,961
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 03/15/40(a)(b)	USD	2,000	$ 2,001,875
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(a)		850	860,705
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		993	1,021,940
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 5.33%, 02/15/39(a)(b)		3,328	3,326,180
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.25%, 11/15/28(a)(b)		1,060	1,060,000
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 12/09/40(a)(b)		2,200	2,205,747
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 08/15/39(a)(b)		3,669	3,683,080
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.61%, 12/15/39(a)(b)		1,031	1,032,452
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)		2,364	2,367,858
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)		2,367	2,370,376
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 04/15/40(a)(b)		1,720	1,719,462
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,391,930
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		217	217,337
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/41(a)(b)		1,530	1,530,000
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		2,000	2,037,227
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 06/15/40(a)(b)		2,550	2,553,183
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 5.46%, 03/15/30(a)(b)		403	400,481
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.71%, 06/15/35(a)(b)		1,618	1,620,523
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 6.93%, 09/15/38(a)(b)		2,994	2,998,242
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,143,617
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 6.02%, 10/12/40(a)(b)		1,370	1,414,969
Commercial Mortgage Trust
Series 2015-CR27, Class B, 4.49%, 10/10/48(b)		2,917	2,841,271
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		75	74,484
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.15%, 06/15/41(a)(b)		2,704	2,703,154
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 08/15/41(a)(b)		930	926,501
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	800,074
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	789,551
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47		25	24,533
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.73%, 05/15/26(a)(b)		730	684,764

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/28(a)(b)	USD	1,100	$ 1,102,750
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 07/15/30(a)(b)(c)		2,519	2,519,787
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 05/15/41(a)(b)		1,570	1,573,969
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		1,875	1,923,779
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(a)(b)		669	607,163
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/15/42(a)(b)		2,454	2,489,996
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.66%, 03/15/42(a)(b)		2,084	2,074,882
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 11/15/41(a)(b)		640	639,634
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(b)		1,790	1,745,252
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/15/33(a)(b)		2,000	1,990,000
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.45%, 10/15/33(a)(b)		600	577,661
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,094,385
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		440	443,385
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 03/15/40(a)(b)		1,027	1,027,000
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 12/15/39(a)(b)		760	758,534
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 08/15/40(a)(b)		880	885,609
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.11%, 12/15/41(a)(b)		1,338	1,338,836
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.68%, 12/15/34(a)(b)		640	635,646
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		353	351,777
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	711,376
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	944,011
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		653	632,073
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		2,179	2,174,769
NJ, Series 2025-WBRK, Class A, 5.87%, 03/05/35(a)(b)		1,485	1,533,915
NYC Commercial Mortgage Trust, Series 2025- 3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 5.53%, 02/15/42(a)(b)		1,401	1,389,617
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.40%, 11/15/40(a)(b)		142	141,595
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33(a)(b)		1,748	1,733,965
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)	USD	2,572	$ 2,561,642
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.75%, 04/15/42(a)(b)		2,128	2,131,698
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(a)		1,040	1,053,910
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,594,579
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		2,417	2,367,473
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.63%, 05/15/31(a)(b)		3,516	3,498,515
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		1,090	1,096,534
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		1,309	1,325,468
WHARF Commercial Mortgage Trust, Series 2025- DC, Class A, 5.35%, 07/15/40(a)(b)		1,027	1,046,977
			117,096,399
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 1.05%, 05/15/53(a)(b)		1,536	55,131
BANK
Series 2020-BN29, Class XA, 1.41%, 11/15/53(b)		4,143	230,666
Series 2021-BN33, Class XA, 1.16%, 05/15/64(b)		15,691	655,197
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.53%, 12/17/53(a)(b)		3,684	211,727
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		8,741	408,180
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.58%, 10/15/52(b)		9,578	466,292
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.87%, 05/15/51(b)		7,933	131,861
Series 2020-C58, Class XA, 1.92%, 07/15/53(b)		4,384	314,915
			2,473,969
Total Non-Agency Mortgage-Backed Securities — 9.2% (Cost: $121,554,469)			119,570,368
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.1%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		501	484,525
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,167	2,822,131
Series 2017-76, Class PB, 3.00%, 10/25/57		900	650,044
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 2.08%, 05/25/48(b)		1,733	1,508,997
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,845	4,434,053
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,350,285
Series 2023-46, Class FA, (SOFR (30-day) + 1.30%), 5.61%, 10/25/53(b)		4,374	4,401,966
Series 2023-56, Class FA, (SOFR (30-day) + 1.40%), 5.71%, 11/25/53(b)		765	767,708
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 5.41%, 07/25/54(b)		2,963	2,958,791
Series 2024-54, Class FD, (SOFR (30-day) + 1.25%), 5.56%, 08/25/54(b)		2,206	2,208,162
Series 2024-83, Class FA, (SOFR (30-day) + 1.15%), 5.46%, 10/25/54(b)		3,845	3,822,837

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2024-86, Class FA, (SOFR (30-day) + 1.45%), 5.76%, 12/25/54(b)	USD	4,618	$ 4,625,166
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		332	319,292
Series 3780, Class ZA, 4.00%, 12/15/40		1,204	1,148,829
Series 4355, Class ZL, 4.00%, 06/15/44		2,498	2,336,531
Series 4384, Class LB, 3.50%, 08/15/43		767	751,715
Series 4758, Class Z, 4.00%, 02/15/48		1,675	1,571,812
Series 5443, Class FA, (SOFR (30-day) + 1.20%), 5.51%, 08/25/54(b)		2,967	2,973,658
Series 5444, Class FC, (SOFR (30-day) + 1.12%), 5.43%, 08/25/54(b)		4,803	4,775,302
Series 5458, Class PF, (SOFR (30-day) + 1.00%), 5.31%, 09/25/54(b)		1,215	1,213,915
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 5.51%, 11/25/54(b)		3,482	3,476,600
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 5.61%, 11/25/54(b)		2,693	2,693,442
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,017	980,873
Series 2018-4, Class MA, 3.50%, 03/25/58		1,137	1,095,277
Ginnie Mae, Series 2014-107, Class WX, 6.54%, 07/20/39(b)		210	216,543
			53,588,454
Commercial Mortgage-Backed Securities — 1.3%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,391,670
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,825,994
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,401,964
			16,619,628
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		839	101,816
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 1.83%, 09/25/45(b)		1,719	104,510
Series 2020-27, Class IJ, 4.50%, 05/25/50		4,340	846,985
Series 2020-32, Class IO, 4.00%, 05/25/50		1,518	324,442
Series 2020-32, Class PI, 4.00%, 05/25/50		1,576	336,745
Series 2021-23, Class CI, 3.50%, 07/25/46		2,092	377,486
Series 2021-41, Class IO, 3.50%, 07/25/51		3,990	719,823
Series 2021-88, Class IO, 2.50%, 12/25/51		1,880	255,471
Series 2024-7, Class IA, 3.50%, 11/25/49		4,868	624,096
Series 435, Class C24, 2.00%, 04/25/52		20,113	2,575,495
Freddie Mac
Series 4941, Class SH, (SOFR (30-day) + 5.84%), 1.53%, 12/25/49(b)		3,378	377,948
Series 5052, Class KI, 4.00%, 12/25/50		11,132	2,302,234
Series 5109, Class ID, 2.50%, 05/25/51		1,727	248,356
Series 5112, Class KI, 3.50%, 06/25/51		1,279	237,576
Series 5119, Class IC, 4.00%, 06/25/51		2,946	605,751
Ginnie Mae
Series 2021-104, Class IH, 3.00%, 06/20/51		4,070	685,573
Series 2021-149, Class KI, 3.00%, 08/20/51		7,627	1,203,161
Series 2022-5, Class LI, 3.50%, 01/20/52		10,282	1,912,837
Series 2022-78, Class IO, 3.00%, 08/20/51		9,363	1,591,653
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 1.75%, 07/20/53(b)		4,735	416,781
			15,848,739
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.76%, 04/25/30(b)	USD	1,126	$ 70,330
Series K116, Class X1, 1.52%, 07/25/30(b)		2,055	117,008
Series K119, Class X1, 1.02%, 09/25/30(b)		3,271	128,529
Series K122, Class X1, 0.96%, 11/25/30(b)		4,988	188,927
Ginnie Mae
Series 2016-151, Class IO, 0.88%, 06/16/58(b)		16,310	696,226
Series 2017-61, Class IO, 0.70%, 05/16/59(b)		951	34,366
			1,235,386
Mortgage-Backed Securities — 117.0%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		40,786	33,428,566
2.00%, 10/01/31 - 03/01/52		131,191	107,454,090
2.50%, 09/01/27 - 02/01/52		82,870	71,103,285
3.00%, 04/01/28 - 06/01/52		37,810	33,926,333
3.50%, 03/01/29 - 04/01/52		29,471	27,440,045
4.00%, 02/01/31 - 05/01/52		25,778	24,394,039
4.50%, 06/01/40 - 10/01/52		30,944	29,877,909
5.00%, 02/01/35 - 04/01/53		17,809	17,669,779
5.50%, 05/01/34 - 03/01/55		57,023	57,177,079
5.81%, 06/01/31		3,574	3,705,376
6.00%, 02/01/38 - 03/01/55		69,690	71,032,491
6.50%, 07/01/37 - 07/01/54		18,979	19,682,766
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		11,642	9,278,128
2.00%, 01/01/36 - 02/01/52		103,611	84,631,956
2.50%, 02/01/30 - 05/01/52		70,097	59,147,961
3.00%, 09/01/27 - 08/01/52		43,355	38,587,338
3.50%, 02/01/31 - 06/01/50		18,508	17,162,309
4.00%, 08/01/40 - 06/01/52		15,815	15,055,803
4.50%, 07/01/26 - 08/01/52		6,042	5,812,849
5.00%, 05/01/28 - 11/01/53		18,775	18,538,867
5.50%, 01/01/28 - 01/01/55		43,982	44,095,045
6.00%, 08/01/28 - 03/01/55(d)		68,197	69,404,255
6.50%, 11/01/53 - 07/01/54		3,388	3,526,069
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/55(e)		51,220	41,721,537
2.50%, 04/20/51 - 07/15/55(e)		37,234	31,653,111
3.00%, 12/20/44 - 07/15/55(e)		35,783	31,686,632
3.50%, 01/15/42 - 07/15/55(e)		47,329	43,087,944
4.00%, 04/20/39 - 07/15/55(e)		37,840	35,296,789
4.50%, 09/20/39 - 07/15/55(e)		49,324	47,339,073
5.00%, 07/15/33 - 07/15/55(e)		28,869	28,371,414
5.50%, 07/15/38 - 07/15/55(e)		57,638	57,721,740
6.00%, 03/20/53 - 07/15/55(e)		20,663	20,966,476
6.50%, 07/15/55(e)		10,335	10,609,183
Uniform Mortgage-Backed Securities
1.50%, 07/01/40(e)		2,664	2,366,800
2.00%, 07/01/40 - 07/01/55(e)		33,558	27,728,123
2.50%, 07/01/40 - 07/01/55(e)		84,586	70,569,693
3.00%, 07/01/40 - 07/01/55(e)		18,732	16,358,361
3.50%, 07/01/40 - 07/01/55(e)		43,067	38,794,120
4.00%, 07/01/40 - 07/01/55(e)		2,210	2,119,169
4.50%, 07/01/40 - 07/01/55(e)		58,817	56,534,687
5.00%, 07/01/55(e)		14,488	14,196,794
5.50%, 07/01/55(e)		29,409	29,402,272
6.00%, 07/01/55(e)		17,322	17,601,280
6.50%, 07/01/55(e)		30,822	31,801,923
			1,518,059,459
Principal Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(f)		3,405	2,448,912

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2024-16, Class PO, 0.00%, 03/25/51(f)	USD	1,513	$ 1,082,249
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(f)		6,631	4,553,860
Series 5341, Class AO, 0.00%, 06/25/50(f)		3,780	2,691,792
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(f)		489	380,390
			11,157,203
Total U.S. Government Sponsored Agency Securities — 124.5% (Cost: $1,675,477,356)			1,616,508,869
Total Long-Term Investments — 135.9% (Cost: $1,825,012,396)			1,764,534,534

Shares
Short-Term Securities
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.11%(g)	11,556,240	11,556,240

		Par (000)
U.S. Treasury Obligations(h) — 1.7%
U.S. Treasury Bills
4.30%, 08/28/25	USD	6,257	6,213,401
4.25%, 09/11/25		15,642	15,509,121
Total U.S. Treasury Obligations — 1.7% (Cost: $21,724,361)			21,722,522
Total Short-Term Securities — 2.6% (Cost: $33,280,601)			33,278,762
Total Investments Before TBA Sale Commitments — 138.5% (Cost: $1,858,292,997)			1,797,813,296
TBA Sale Commitments(e)
Mortgage-Backed Securities — (19.4)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/55		(187)	(152,255)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
2.50%, 07/15/55	USD	(31,606)	$ (26,847,381)
3.00%, 07/15/55		(357)	(315,716)
3.50%, 07/15/55		(17,030)	(15,480,841)
4.00%, 07/15/55		(9,323)	(8,666,850)
4.50%, 07/15/55		(26,786)	(25,635,755)
5.00%, 07/15/55		(360)	(353,573)
5.50%, 07/15/55		(441)	(441,579)
6.00%, 07/15/55		(616)	(624,998)
6.50%, 07/15/55		(552)	(566,644)
Uniform Mortgage-Backed Securities
2.00%, 07/01/40 - 07/01/55		(1,092)	(907,932)
2.50%, 07/01/40 - 07/01/55		(23,881)	(19,804,380)
3.00%, 07/01/40 - 07/01/55		(7,828)	(6,774,443)
3.50%, 07/01/40 - 07/01/55		(441)	(404,171)
4.00%, 07/01/40 - 07/01/55		(4,819)	(4,481,464)
4.50%, 07/01/40 - 07/01/55		(49,502)	(47,345,579)
5.00%, 07/01/55		(113)	(110,729)
5.50%, 07/01/55		(35,815)	(35,806,806)
6.00%, 07/01/55		(41,005)	(41,666,117)
6.50%, 07/01/55		(14,871)	(15,353,960)
Total TBA Sale Commitments — (19.4)% (Proceeds: $(249,518,955))			(251,741,173)
Total Investments Net of TBA Sale Commitments — 119.1% (Cost: $1,608,774,042)			1,546,072,123
Liabilities in Excess of Other Assets — (19.1)%			(248,144,231)
Net Assets — 100.0%			$ 1,297,927,892

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Represents or includes a TBA transaction.
(f)	Zero-coupon bond.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	88	09/19/25	$ 9,867	$ 28,547
Short Contracts
U.S. Treasury Bonds (30 Year)	217	09/19/25	25,030	(524,623)
U.S. Ultra Treasury Notes (10 Year)	140	09/19/25	15,995	(241,598)
U.S. Treasury Notes (2 Year)	54	09/30/25	11,235	(37,850)
U.S. Treasury Notes (5 Year)	213	09/30/25	23,220	(86,366)
				(890,437)
				$ (861,890)

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series M Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$748,408	$165,107	$583,301
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	785,829	181,855	603,974
							$1,534,237	$346,962	$1,187,275
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,398	$(827,829)	$(277,640)	$(550,189)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(706,408)	(238,756)	(467,652)
								$(1,534,237)	$(516,396)	$(1,017,841)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 28,455,297	$ —	$ 28,455,297
Non-Agency Mortgage-Backed Securities	—	119,570,368	—	119,570,368
U.S. Government Sponsored Agency Securities	—	1,616,508,869	—	1,616,508,869
Short-Term Securities
Money Market Funds	11,556,240	—	—	11,556,240
U.S. Treasury Obligations	—	21,722,522	—	21,722,522
Liabilities
TBA Sale Commitments	—	(251,741,173)	—	(251,741,173)
	$ 11,556,240	$ 1,534,515,883	$ —	$ 1,546,072,123

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series M Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,187,275	$ —	$ 1,187,275
Interest Rate Contracts	28,547	—	—	28,547
Liabilities
Credit Contracts	—	(1,017,841)	—	(1,017,841)
Interest Rate Contracts	(890,437)	—	—	(890,437)
	$ (861,890)	$ 169,434	$ —	$ (692,456)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced